Convertible Notes - Schedule of Net Carrying Amount of the Equity Component of the Convertible Notes (Details)	12 Months Ended
Jun. 30, 2025 USD ($)
Convertible Note 2021 [Member]
Schedule of Net Carrying Amount of the Equity Component of the Convertible Notes[Line Items]
Amount allocated to conversion option	$ 1,092,460
Issuance cost	(182,255)
Equity component, net	910,205
Convertible Note 2022 [Member]
Schedule of Net Carrying Amount of the Equity Component of the Convertible Notes[Line Items]
Amount allocated to conversion option	683,393
Issuance cost	(120,611)
Equity component, net	562,782
Convertible Notes equity portion [Member]
Schedule of Net Carrying Amount of the Equity Component of the Convertible Notes[Line Items]
Amount allocated to conversion option	1,775,853
Issuance cost	(302,866)
Equity component, net	$ 1,472,987